Right of use assets and liabilities - Time and bareboat chartered-in vessels (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Right of use assets for vessels			$ 697,903,000	$ 807,179,000	$ 1,600,000
Lease liabilities				632,474,000	$ 1,600,000	$ 50,700,000
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ 4,000		(2,249,000)
Basic loss per share - IFRS 16						$ (0.06)
Vessels [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right of use assets for vessels			680,483,000	790,054,000		$ 48,500,000
Lease liabilities						$ 48,500,000
Vessels [member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale leaseback transaction, deposit per vessel				$ 4,350,000
Vessels [member] | MR [Member] | STI Beryl, STI Le Rocher, STI Larvotto [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Sale and leaseback, term of lease		8 years
Leaseback, daily rate		$ 8,800
Sale leaseback transaction, gross proceeds per vessel		29,000,000.0
Sale leaseback transaction, deposit per vessel		$ 4,350,000
Accumulated deficit
Disclosure of finance lease and operating lease by lessee [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ 4,000		$ (2,249,000)